15. Subsequent Events	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

NOTE 15 - SUBSEQUENT EVENTS

Promissory Notes

On April 26, 2021, the Company entered into an Agreement with GS Capital pursuant to which the Company issued to GS Capital a Promissory Note in the aggregate principal amount of $153,000. The note has a maturity date of April 26, 2022, and the Company has agreed to pay interest on the unpaid principal balance of the note at the rate of eight percent (8%) per annum from the date on which the note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the note, provided it makes a payment to GS Capital as set forth in the note.

On April 30, 2021, the Company entered into an Agreement with GS Capital pursuant to which the Company issued to GS Capital a Promissory Note in the aggregate principal amount of $104,000. The note has a maturity date of April 30, 2022, and the Company has agreed to pay interest on the unpaid principal balance of the note at the rate of eight percent (8%) per annum from the date on which the note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the note, provided it makes a payment to GS Capital as set forth in the note.

On May 25, 2021, the Company entered into an Agreement with GS Capital pursuant to which the Company issued to GS Capital a Promissory Note in the aggregate principal amount of $104,000. The note has a maturity date of May 25, 2022, and the Company has agreed to pay interest on the unpaid principal balance of the note at the rate of eight percent (8%) per annum from the date on which the note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the note, provided it makes a payment to GS Capital as set forth in the note.

On June 24, 2021, the Company entered into an Agreement with GS Capital pursuant to which the Company issued to GS Capital a Promissory Note in the aggregate principal amount of $185,652. The note has a maturity date of June 24, 2022, and the Company has agreed to pay interest on the unpaid principal balance of the note at the rate of eight percent (8%) per annum from the date on which the note is issued until the same becomes due and payable, whether at maturity or upon acceleration or by prepayment or otherwise. The Company shall have the right to prepay the note, provided it makes a payment to GS Capital as set forth in the note.

Business Acquisition

On April 1, 2021, the Company entered into an agreement for the acquisition of 100% of the equity interest in Club Fitness Inc. in Moody, Alabama. The purchase price is $125,000.

Subscription Agreements

On April 1, 2021, the Company entered into a Subscription Agreement with GS Capital Partners, LLC for the sale of 50,000,000 shares of common stock for $200,000, or $0.004 per share. As of the date of this filing, the shares have not been issued.

On April 10, 2021, the Company entered into a Subscription Agreement with GS Capital Partners, LLC for the sale of 13,750,000 shares of common stock for $55,000, or $0.004 per share. As of the date of this filing, the shares have not been issued.

On April 14, 2021, the Company entered into a Subscription Agreement with Eli Safdieh for the sale of 25,000,000 shares of common stock for $100,000, or $0.004 per share. As of the date of this filing, the shares have not been issued.

On May 13, 2021, the Company entered into a Subscription Agreement with GS Capital Partners, LLC for the sale of 50,000,000 shares of common stock for $200,000, or $0.004 per share. As of the date of this filing, the shares have not been issued.